Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 7,450	$ 869,023	$ 2,722,713	$ 562,078
Cost of goods sold	3,550	474,393	2,214,166	338,579
Gross profit	3,900	394,630	508,547	223,499
General and administrative expense	1,074,912	2,002,609	8,639,364	10,069,841
Loss from operations	(1,071,012)	(1,607,979)	(8,130,817)	(9,846,342)
Other income (expense)
Interest income	933
Interest expense	(33,095)	(70,311)	(344,496)	(1,627,297)
Loss on debt extinguishment				(681,988)
Derivative Gain				1,831,635
Total other income (expense)	(32,162)	(70,311)	(344,496)	(477,650)
NET LOSS	$ (1,103,174)	$ (1,678,290)	(8,475,313)	(10,323,992)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS			$ (8,475,313)	$ (10,323,992)
Weighted average number of common shares outstanding - basic and diluted	26,540,704	9,182,470	9,547,077	8,956,365
Basic and diluted net loss per share	$ (0.04)	$ (0.18)	$ (0.89)	$ (1.15)